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February 19, 2021	27226.00020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:        Registration Statement on Form N-14 (File No. 333-[•])

Ladies and Gentlemen:

We are counsel to the Matthews International Funds, d/b/a the Matthews Asia Funds (the “Registrant”), and hereby submit for review the enclosed Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement is being filed in connection with the reorganization of the Matthews Emerging Asia Fund into the Matthews Asia Small Companies Fund, each such Fund an existing series of the Registrant.

Please advise us if we can provide any further information or assistance to facilitate your review. Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP